Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	C10 Property, plant and equipment
Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also include right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. Property, plant and equipment, including the right-of-use assets under operating leases, are generally held at cost less cumulative depreciation calculated using the straight-line method, and impairment charge. Owner occupied properties held by the
Group's Singapore business that are underlying items of direct participating contracts under IFRS 17 are measured at fair value.

	31 Dec 2025 $m	31 Dec 2024 $m
Property, plant and equipment held at cost note (a)	502	391
Owner occupied properties held at fair value note (b)	28	26
Total property, plant and equipment	530	417
(a)Property, plant and equipment held at cost
A reconciliation of the carrying amount of the Group’s property, plant and equipment held at cost from the beginning to the end of the years shown is as follows:

	2025 $m				2024 $m
	Group occupied property	Tangible assets	Right-of- use assets	Total	Group occupied property	Tangible assets	Right-of- use assets	Total
Balance at 1 Jan
Cost	35	497	782	1,314	24	495	683	1,202
Accumulated depreciation	(7)	(371)	(545)	(923)	(8)	(380)	(467)	(855)
Opening net book amount	28	126	237	391	16	115	216	347
Additions	–	104	137	241	20	81	51	152
Depreciation charge	(1)	(51)	(98)	(150)	–	(40)	(94)	(134)
Disposals, impairment and lease modifications	–	(8)	10	2	(8)	(29)	67	30
Effect of movements in exchange rates	2	4	12	18	–	(1)	(3)	(4)
Balance at 31 Dec	29	175	298	502	28	126	237	391
Representing:
Cost	38	578	775	1,391	35	497	782	1,314
Accumulated depreciation	(9)	(403)	(477)	(889)	(7)	(371)	(545)	(923)
Closing net book amount	29	175	298	502	28	126	237	391
Right-of-use assets
The Group does not have any right-of-use assets that would meet the definition of investment property. As at 31 December 2025, total right-of-use assets comprised $284 million (31 December 2024: $222 million) of property and $14 million (31 December
2024: $15 million) of non-property assets.
Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximise operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. The Group assesses at lease commencement whether it is reasonably certain to exercise the option. This assertion is revisited if there is a material change in circumstances. As at 31 December 2025, the undiscounted value of lease payments beyond the break period not recognised in the lease liabilities is $205 million (31 December 2024: $152 million).
The Group has non-cancellable property subleases, which have been classified as operating leases under IFRS 16. The sublease rental income received in 2025 for the leases is $5 million (2024: $2 million; 2023: $7 million).
(b)Owner occupied properties held at fair value
Upon the adoption of IFRS 17, the Group has elected to measure the owner occupied properties held by the participating funds of its Singapore business at fair value from the transition date. The fair value of these properties is based on market values as assessed by professionally qualified external valuers or by the Group’s qualified surveyors and classified as level 3 under the fair value measurement hierarchy, similar to investment properties.
(c)Capital expenditure: property, plant and equipment by segment
The capital expenditure on property, plant and equipment excluding right-of-use assets in 2025 of $104 million (2024:
$101 million) arose by segment as follows:

	2025 $m	2024 $m
Hong Kong	39	41
Indonesia	7	4
Malaysia	2	2
Singapore	25	24
Growth markets and other	29	21
Eastspring	1	7
Total segment	103	99
Unallocated to a segment (central operations)	1	2
Total capital expenditure on property, plant and equipment	104	101